Average Annual Total Returns{- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Utilities Fund	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	10.59%	11.28%	10.35%	9.89%	10.21%	9.39%	6.74%	8.78%	8.30%	12.92%	11.48%	10.30%	15.46%	11.76%	10.35%	17.68%	12.91%	11.33%	17.83%		10.92%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	17.48%	11.40%	11.12%

[1]	(a)Since inception October 2, 2018.